RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS [Text Block]
7.	RELATED PARTY TRANSACTIONS

As of December 31, 2014, the Company had repaid the balance of the advance that was made by Lloyd J. Bardswich, (a former officer and director of the Company and currently the sole director and officer of Gentor Idaho, Inc.). The amount of the advance to the Company at December 31, 2013, was $79,840.

As of December 31, 2014, an amount of $53,001 (December 31, 2013 - $93,001) was due to Peter Ruxton, a director of the Company, related to unpaid salary from 2013. During the year ended December 31, 2014, the Company reimbursed travel and part of other office expenses incurred on behalf of Dr. Ruxton in the amount of $nil (December 31, 2013 - $8,840).

As of December 31, 2014, an amount of $64,920 was due to Banro Corporation (“Banro”), a company with common directors during part of 2014, representing common office expenses (December 31, 2013 - $64,297).

As of December 31, 2014, an amount of $28,583 (December 31, 2013 - $90,000) was owed to Arnold Kondrat, a director, Chief Executive Officer and President of the Company, which includes both salary in arrears and advances. The advances are unsecured, non-interest bearing and re-payable upon demand.

As of December 31, 2014, an amount of $25,230 (December 31, 2013 - $nil) owed from Loncor Resources Inc., a company with common directors, for the payment of general and administrative expenses on behalf of the Company.

All related party transactions are in the normal course of operations and are measured at the exchange amount as determined by management.